Trade receivables and contract assets - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - Trade receivables - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 15,112	$ 9,977
Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total	10,747	6,265
Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	3,171	2,125
Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	406	130
Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	0	371
Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 788	$ 1,086